Acquisitions, Divestitures and Exchanges (Details) $ in Millions		1 Months Ended						3 Months Ended				12 Months Ended			50 Months Ended
	May 16, 2013 USD ($)	Feb. 28, 2017 USD ($)	Jul. 31, 2015 USD ($)	Mar. 31, 2015 USD ($)	Jan. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Sep. 30, 2014 USD ($)	Dec. 31, 2016 USD ($)	Sep. 30, 2016 USD ($)	Jun. 30, 2016 USD ($)	Mar. 31, 2014 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Dec. 31, 2016 USD ($)	Feb. 29, 2016 USD ($)
Acquisitions, divestitures and exchanges
Cash received (paid) from divestitures and exchanges												$ 21	$ 343	$ 188
Gain on sale of business and other exit costs												1	136	16
Gain on license sales and exchanges												20	147	113
Assets held for sale								$ 8				8			$ 8
Payments For Intangible Assets And To Acquire Businesses Net Of Cash Acquired												53	287	295
Federal Communications Commission deposit												143		60
Other current liabilities								99				99	127		99
U.S. Cellular
Acquisitions, divestitures and exchanges
Gain on sale of business and other exit costs													114	33
Gain on license sales and exchanges												19	147	113
U.S. Cellular | Aggregate license acquisitions
Acquisitions, divestitures and exchanges
Indefinite Lived Intangible Asset Agreement Amount								57				57			57
Payments For Intangible Assets And To Acquire Businesses Net Of Cash Acquired												53
U.S. Cellular | Auction 1002
Acquisitions, divestitures and exchanges
Federal Communications Commission deposit										$ 143
U.S. Cellular | Auction 1002 | Subsequent Event [Member]
Acquisitions, divestitures and exchanges
Total commitment amount		$ 327
U.S. Cellular | Auction 97
Acquisitions, divestitures and exchanges
Federal Communications Commission deposit														60
Licenses won				124
Total winning bid				$ 338
Designated entity auction discount				25.00%
U.S. Cellular | Airadigm Communications, Inc.
Acquisitions, divestitures and exchanges
Purchase price							$ 92
Book value of transferred assets							15
U.S. Cellular | License exchange 1
Acquisitions, divestitures and exchanges
Cash received (paid) from divestitures and exchanges								(1)
Gain on license sales and exchanges								3
Carrying value of licenses disposed of in exchange												8
U.S. Cellular | License exchange 2
Acquisitions, divestitures and exchanges
Net cash to be received																$ 28
Assets held for sale								$ 8				8			8
U.S. Cellular | License exchange 2, first closing
Acquisitions, divestitures and exchanges
Cash received (paid) from divestitures and exchanges										13
Gain on license sales and exchanges										$ 9
U.S. Cellular | License exchange 2, second closing | Subsequent Event [Member]
Acquisitions, divestitures and exchanges
Cash received (paid) from divestitures and exchanges		$ 15
U.S. Cellular | License exchange 3
Acquisitions, divestitures and exchanges
Cash received (paid) from divestitures and exchanges									$ 2
Gain on license sales and exchanges									7
Carrying value of licenses disposed of in exchange									$ 7
U.S. Cellular | License exchange 4
Acquisitions, divestitures and exchanges
Cash received (paid) from divestitures and exchanges				$ 117
Gain on license sales and exchanges				125
Fair value of Licenses received in exchange				$ 43
U.S. Cellular | License exchange 5
Acquisitions, divestitures and exchanges
Net cash to be received							28
U.S. Cellular | License exchange 5, first closing
Acquisitions, divestitures and exchanges
Gain on license sales and exchanges						$ 22
Carrying value of licenses disposed of in exchange						11
Fair value of Licenses received in exchange						52
Other current liabilities						18								18
U.S. Cellular | License exchange 5, second closing
Acquisitions, divestitures and exchanges
Cash received (paid) from divestitures and exchanges			$ 28
Gain on license sales and exchanges			24
Carrying value of licenses disposed of in exchange			$ 22
U.S. Cellular | License exchange 6
Acquisitions, divestitures and exchanges
Gain on license sales and exchanges											$ 16
U.S. Cellular | Divestiture Transaction
Acquisitions, divestitures and exchanges
Cash received (paid) from divestitures and exchanges	$ 480
Gain on sale of business and other exit costs													6	$ 29
U.S. Cellular | Tower sale
Acquisitions, divestitures and exchanges
Cash received (paid) from divestitures and exchanges						$ 159
Number of towers						595								595
U.S. Cellular | Tower sale, first closing
Acquisitions, divestitures and exchanges
Cash received (paid) from divestitures and exchanges						$ 10
Gain on sale of business and other exit costs						$ 5
Number of towers						236								236
U.S. Cellular | Tower sale, second closing
Acquisitions, divestitures and exchanges
Cash received (paid) from divestitures and exchanges					$ 142
Gain on sale of business and other exit costs					$ 120
Number of towers					359
U.S. Cellular | St. Louis
Acquisitions, divestitures and exchanges
Cash received (paid) from divestitures and exchanges											92
Gain on license sales and exchanges											$ 76
U.S. Cellular | Sprint Cost Reimbursement | Divestiture Transaction
Acquisitions, divestitures and exchanges
Cash received (paid) from divestitures and exchanges												7	30	$ 71	118
U.S. Cellular | Sprint Cost Reimbursement | Maximum | Divestiture Transaction
Acquisitions, divestitures and exchanges
Cash received (paid) from divestitures and exchanges															$ 200
U.S. Cellular | Earnest money received | Tower sale, first closing
Acquisitions, divestitures and exchanges
Cash received (paid) from divestitures and exchanges						$ 8
TDS Telecom Wireline
Acquisitions, divestitures and exchanges
Gain on sale of business and other exit costs													10	$ 2
Gain on license sales and exchanges												$ 1
TDS Telecom Wireline | Wireline Markets
Acquisitions, divestitures and exchanges
Cash received (paid) from divestitures and exchanges													26
Gain on sale of business and other exit costs													$ 10
TDS Telecom Cable | BendBroadband
Acquisitions, divestitures and exchanges
Purchase price							261
Goodwill aquired							$ 33